Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2015
Securitizations
Securitizations
in	6M15	6M14
Gains and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	(2)	3
Proceeds from transfer of assets	5,252	1,581
Cash received on interests that continue to be held	74	53
RMBS
Net gain [1]	4	14
Proceeds from transfer of assets	8,416	10,842
Purchases of previously transferred financial assets or its underlying collateral	0	(4)
Servicing fees	1	1
Cash received on interests that continue to be held	204	206
Other asset-backed financings
Net gain [1]	11	15
Proceeds from transfer of assets	636	964
Cash received on interests that continue to be held	3	4
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	6M15	2014
CHF million
CMBS
Principal amount outstanding	37,016	41,216
Total assets of SPE	50,384	53,354
RMBS
Principal amount outstanding	44,641	49,884
Total assets of SPE	44,963	50,017
Other asset-backed financings
Principal amount outstanding	22,734	26,176
Total assets of SPE	22,760	26,176
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	6M15							6M14
			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			997				1,018			566				1,865
of which level 2			975				826			501				1,720
of which level 3			22				192			65				145
Weighted-average life, in years			8.9				8.6			3.6				4.6
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	4.5	–	27.7			–	[2]	1.5	–	23.0
Cash flow discount rate (rate per annum), in % [3]	2.0	–	5.7		1.7	–	13.6	1.0	–	11.0		2.0	–	17.0
Expected credit losses (rate per annum), in %	0.7	–	3.4		0.5	–	12.5	1.0	–	2.0		2.6	–	14.0
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	6M15											2014
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,297				2,167			92				1,168				2,394			212
of which non-investment grade			51				284			63				79				246			146
Weighted-average life, in years			7.2				9.4			2.1				5.6				7.8			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	38.8			–				–		1.0	–	36.6			–
Impact on fair value from 10% adverse change			–				(30.5)			–				–				(29.2)			–
Impact on fair value from 20% adverse change			–				(58.5)			–				–				(56.4)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	–	22.8		0.6	–	27.2	5.3	–	21.2		1.6	–	22.3		1.7	–	44.0	0.3	–	21.2
Impact on fair value from 10% adverse change			(24.3)				(55.6)			(0.9)				(14.0)				(43.8)			(1.2)
Impact on fair value from 20% adverse change			(48.0)				(108.0)			(1.9)				(27.4)				(85.3)			(2.4)
Expected credit losses (rate per annum), in %	0.7	–	22.3		0.1	–	24.5	0.1	–	12.4		1.0	–	22.2		0.0	–	41.7	1.4	–	13.1
Impact on fair value from 10% adverse change			(7.7)				(26.7)			(0.9)				(7.1)				(25.3)			(0.4)
Impact on fair value from 20% adverse change			(15.5)				(52.1)			(1.8)				(14.0)				(49.4)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M15	2014
CHF million
CMBS
Other assets	22	26
Liability to SPE, included in Other liabilities	(22)	(26)
Other asset-backed financings
Trading assets	400	138
Other assets	229	252
Liability to SPE, included in Other liabilities	(629)	(390)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
6M15 (CHF million)
Sales with total return swaps	101	100	92	–		7
Sales with longevity swaps	308	378	367	508		–
Total transactions outstanding	409	478	459	508	[2]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 Gross derivative assets of CHF 508 million in other products, as disclosed in Note 24 – Derivatives and hedging activities.
3 Gross derivative liabilities of CHF 7 million in equity/index-related products, as disclosed in Note 24 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M15
CHF billion
Government debt securities	29.1
Corporate debt securities	19.6
Asset-backed securities	21.9
Equity securities	6.3
Other	0.3
Securities sold under repurchase agreements	77.2
Government debt securities	2.9
Corporate debt securities	0.3
Equity securities	7.9
Other	0.2
Securities lending transactions	11.3
Government debt securities	0.2
Corporate debt securities	0.3
Equity securities	28.4
Obligation to return securities received as collateral, at fair value	28.9
Total	117.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	30 days to 90 days	More than 90 days	Total
6M15 (CHF billion)
Securities sold under repurchase agreements	11.7		31.4		13.6	20.5	77.2
Securities lending transactions	4.8		4.7		0.4	1.4	11.3
Obligation to return securities received as collateral, at fair value	26.6		2.3		0.0	0.0	28.9
Total	43.1		38.4		14.0	21.9	117.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M15 (CHF million)
Cash and due from banks	1,149	0	80	134	86	21	1,470
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	197	0	0	0	0	197
Trading assets	685	48	0	1,196	975	490	3,394
Investment securities	0	0	925	0	0	0	925
Other investments	0	0	0	0	1,496	408	1,904
Net loans	0	444	0	0	22	200	666
Premises and equipment	0	0	0	0	385	0	385
Other assets	9,312	126	2,473	1	98	2,160	14,170
of which loans held-for-sale	9,269	0	1,349	0	16	258	10,892
Total assets of consolidated VIEs	11,146	815	3,478	1,331	3,062	3,279	23,111
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0	3	0	0	3
Trading liabilities	6	0	0	0	19	3	28
Short-term borrowings	0	8,722	748	0	0	0	9,470
Long-term debt	10,894	0	745	224	100	9	11,972
Other liabilities	40	14	600	1	129	870	1,654
Total liabilities of consolidated VIEs	10,940	8,736	2,093	228	248	882	23,127
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	422	0	422
Other assets	8,726	262	4,741	3	195	2,205	16,132
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,268	3,654	25,318
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	828	1,727
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,220	24,601

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
6M15 (CHF million)
Trading assets	147	5,454	923	467	273	7,264
Net loans	33	1,987	2,754	2,346	1,511	8,631
Other assets	0	4	23	0	165	192
Total variable interest assets	180	7,445	3,700	2,813	1,949	16,087
Maximum exposure to loss	180	13,317	3,766	8,753	2,917	28,933
Non-consolidated VIE assets	6,145	98,029	59,645	37,387	11,999	213,205
2014 (CHF million)
Trading assets	179	5,009	1,201	494	625	7,508
Net loans	211	2,252	3,113	1,651	1,544	8,771
Other assets	0	4	20	0	189	213
Total variable interest assets	390	7,265	4,334	2,145	2,358	16,492
Maximum exposure to loss	752	12,775	4,489	7,326	2,358	27,700
Non-consolidated VIE assets	8,604	120,157	56,413	38,818	12,170	236,162